6. NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable Tables
Notes payable - short and long term

Notes payable – short and long term portion consisted of the following:

	September 30, 2012	December 31, 2011
Total notes payable	$78,478	$120,239
Less: current portion	55,681	55,681
Long term portion	$22,797	$64,558